Leases	6 Months Ended
Jun. 30, 2026
Leases
Leases

6	Leases

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

The Company has 2 office premises and 1 office equipment lease agreements with lease terms ranging from 2 to 5 years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term of one year.

As of December 31, 2025 and June 30, 2026, the Company had the following non-cancellable lease contracts:

Description of lease	Lease term
Office leases at Paya Lebar Quarter in Singapore	2 years
Photocopier machine	5 years

(a) Amount recognized in the unaudited condensed consolidated balance sheet:

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Right-of-use assets	13,761	65,694	50,762
Lease liabilities
- Current	11,921	38,818	29,995
- Non-current	2,132	27,090	20,932
	14,053	65,908	50,927

b) A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of operations is as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Amortization of right-of-use assets	103,888	23,156	17,893
Interest on lease liabilities	12,184	1,170	904
Gain on lease termination	9,555	-	-

6	Leases (continued)

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of June 30, 2026 were as follows:

	Minimum lease payment
	S$	US$
Twelve months ending December 31,
2026 remaining	20,443	15,796
2027	40,885	31,592
2028	7,090	5,479
Total future minimum lease payments	68,418	52,867
Less: imputed interest	(2,510)	(1,939)
Present value of operating lease liabilities	65,908	50,927
Less: current portion	(38,818)	(29,995)
Long-term portion	27,090	20,932

The following summarizes other supplemental information about the Company’s lease as of December 31, 2025 and June 30, 2026:

	As of December 31, 2025	As of June 30, 2026
	Audited	Unaudited
Weighted average discount rate	5%	4.32%
Weighted average remaining lease term	0.33 years	1.76 years

Supplemental cash-flow information for leases: For the six-months ended June 30, 2026, amortization of operating-lease right-of-use assets amounted to S$23,156 and imputed interest on operating-lease liabilities amounted to S$1,170. These represent non-cash items included within operating lease expenses in the consolidated statements of operations. In the consolidated statement of cash flows prepared using the indirect method, these non-cash components are aggregated within the single line “Operating lease expenses” in the reconciliation of net loss to net cash used in operating activities.